INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2013
INCOME TAX EXPENSES
15.	INCOME TAX EXPENSES

Cayman Islands and British Virgin Island

Under the current laws of Cayman Islands and British Virgin Island, the Company and its subsidiaries incorporated in the British Virgin Islands (“BVI”) are not subject to tax on their income or capital gains. In addition, there is no income or other tax of the Cayman Islands or the British Virgin Islands imposed by withholding or otherwise on any dividend payment to be made to or by the Company or its BVI subsidiaries.

Hong Kong

Giant HK, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong.

China

The Company’s subsidiaries and the VIE and its consolidated entities that are each incorporated in the PRC are subject to corporate income tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Income Tax Laws, respectively. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries, the VIE and its consolidated entities are subject to a CIT statutory rate of 25%.

During 2008, Zhengtu Information received approval as a High and New Technology Enterprise (“HNTE”) which allows it to utilize a reduced income tax rate of 15% from 2008 to 2010. The HNTE status is subject to annual qualification and tri-annual renewal. Zhengtu Information applied for the renewal of HNTE in 2011 and was subsequently approved in April 2012 which allows it continue to enjoy the HNTE preferential tax rate of 15% from 2011 to 2013, subject to meeting all criteria in its annual compliance self-assessment. Zhengtu Information received approval as a key software enterprises in 2013 which allows it to enjoy a reduced CIT rate of 10% in 2011 and 2012 provided that no CIT exemption applies in the particular year.

On December 3, 2010, Snow Wolf received a certificate for Software Enterprise. In 2011, Jujia Network, Juhuo Network, Zhengju Information and Beijing Giant Zhengtu, all being subsidiaries of the Company, received certificates for Software Enterprises. As software enterprises, they are entitled to a full exemption from corporate income tax (“CIT”) for the first and second profitable years, and a 50% reduction of statutory tax rate for the three succeeding years.

Giant Network, Zhengduo Information, Zhuhai Zhengtu, Juhe Network, Juquan Network, Juhuan Network, Jujia Network II, Juxin Network, Julun Network, Juzi Information, Jujia Network III, Juxiao Estate, Juyan Network and Beijing Haishen Network’s applicable CIT rate is 25%.

In accordance with the PRC Income Tax Laws effective from January 1, 2008, enterprises established under the laws of foreign countries or regions but whose “place of effective management” is located within the PRC territory are considered as PRC resident enterprises, subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc, of an enterprise. The Company, if considered a PRC tax residence enterprise for tax purpose, would be subject to CIT at the rate of 25% on its worldwide income.

Based on the assessment of facts and circumstances available at December 31, 2012 and 2013, management believes none of its non-PRC entities are more likely than not PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Group will continue to monitor its tax status.

The Group had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consisted of:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
PRC	1,229,776,487	1,444,510,519	1,634,723,427	270,037,072
Non-PRC	37,215,603	(242,235,346)	4,067,080	671,833

Total	1,266,992,090	1,202,275,173	1,638,790,507	270,708,905

(a)	Current Tax

Income tax expenses consisted of:

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Current income taxes	268,076,187	129,063,487	74,596,371	12,322,443
Deferred income tax expenses/(benefits)	84,302,034	(4,859,603)	222,025,987	36,676,080

Taxation for the year	352,378,221	124,203,884	296,622,358	48,998,523

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Expected taxation at PRC CIT statutory rate of 25%	316,748,023	300,568,795	409,697,626	67,677,226
Favorable tax rate	(131,302,690)	(53,513,461)	(116,133,683)	(19,183,918)
Foreign tax rate differences	(9,292,635)	61,497,661	4,972,700	821,432
Tax holiday	(12,694,680)	(213,843,843)	(193,466,873)	(31,958,451)
Non-deductible expenses (non-taxable income), net	4,388,219	4,219,822	(15,379,431)	(2,540,500)
Additional 50% tax deduction for qualified research and development expenses	(18,935,961)	(15,313,139)	(28,293,314)	(4,673,723)
Change in valuation allowance	2,885,413	19,141,064	(1,465,804)	(242,134)
Deferred tax benefits on future tax rate difference	(58,833,362)	(10,864,692)	(14,583,432)	(2,409,011)
Withholding taxes	259,415,894	32,311,677	251,274,569	41,507,602

Income tax expenses	352,378,221	124,203,884	296,622,358	48,998,523

Deferred tax benefits on future tax rate difference in 2011 relate to the increase of deferred tax assets recognized by Giant Network as a result of the impact of the change in the future enacted tax rate from 15% to 25% from the non-renewal of Giant Network’s HNTE status in 2011.

The benefit of tax holiday per basic and diluted earnings per share was as follows:

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Basic	0.05	0.90	0.81	0.13
Diluted	0.05	0.89	0.78	0.13

(b)	Deferred Tax

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities were as follows:

	December 31,
	2012	2013
	RMB	RMB	US$

Current deferred tax assets, net
Deferred revenue and advances from distributors	143,477,509	102,748,056	16,972,770
Accrued expenses	18,005,213	27,120,534	4,479,993
Allowance for doubtful accounts	619,697	4,754,691	785,419
Share-based compensation expense	5,704,336	16,583,266	2,739,360
Less: valuation allowance	(2,648,477)	(303,201)	(50,085)

Current deferred tax assets, net	165,158,278	150,903,346	24,927,457

Non-current deferred tax assets, net
Intangible assets amortization	17,542,090	20,220,088	3,340,121
Share-based compensation expense	10,060,155	9,599,340	1,585,698
Deferred revenue	—	1,197,917	197,882
Tax loss	17,121,210	16,088,812	2,657,682
Less: valuation allowance	(19,378,000)	(13,991,436)	(2,311,221)

Non-current deferred tax assets, net	25,345,455	33,114,721	5,470,162

Current deferred tax liabilities
Intangible assets amortization	12,723	12,472	2,060
Deferred revenue and income	2,500,000	2,193,845	362,397
Upfront fee amortization	5,833,333	—	—
Welfare payable	1,439,123	1,401,737	231,551
Withholding taxes	109,769,916	336,704,060	55,619,548

Current deferred tax liabilities	119,555,095	340,312,114	56,215,556

Non-current deferred tax liabilities
Land use right amortization	—	3,416,956	564,441
Withholding taxes	32,311,676	17,364,573	2,868,423
Upfront fee amortization	—	1,197,917	197,882

Non-current deferred tax liabilities	32,311,676	21,979,446	3,630,746

Net current deferred tax assets (liabilities)	45,603,183	(189,408,768)	(31,288,099)

Net non-current deferred tax assets (liabilities)	(6,966,221)	11,135,275	1,839,416

Valuation allowances have been provided for deferred tax assets where, based on all available evidence, it was determined by management that more likely than not to be realized in future years. The Group recorded a full valuation allowance against deferred tax assets of those subsidiaries that are in a cumulative 3-year loss position as of December 31, 2012 and 2013.

As of December 31, 2013, the Group had net operating tax losses carried forward in the total amount of RMB93,087,473 (US$15,376,955) attributed to its PRC subsidiaries as per the filed tax returns for the year ended December 31, 2013. The net operating losses will expire between 2015 and 2019.

The Company intended to permanently reinvest all undistributed earnings generated by its foreign subsidiaries except for Zhengju Information beginning in 2011 and onward to finance its future operations, as of December 31, 2012. Thus, the amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries was not determined because such a determination was not practicable, as of December 31, 2012. However, in November 2013, due to a non-binding proposal for privatization from the Company’s Chairman and another shareholder (and certain of their affiliated entities), the Company anticipated the repatriation of earnings from the Group’s PRC operations. As of December 31, 2013, the amount of undistributed earnings of the Company’s PRC subsidiaries, which would be subject to withholding taxes to the extent dividends were declared and distributed by the Company’s PRC subsidiaries to their respective immediate holding companies that reside outside of China, was RMB 4,246,995,434 (US$ 701,547,059).

(c)	Unrecognized Tax Benefits

As of December 31, 2012 and 2013, the Group recorded an unrecognized tax benefit of RMB47,579,967 and RMB47,579,967 (US$7,859,651), respectively, related to excess share-based compensation expense deductions from prior years. The amount of unrecognized tax benefits will change in the next twelve months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. The unrecognized tax benefit resulting from the difference between the share-based compensation expense deduction and the cumulative amount of compensation cost would be recorded to additional paid-in capital, when recognized. For the years ended December 31, 2011, 2012 and 2013, no interest or penalties related to uncertain tax positions were recognized. As of December 31, 2013, the Group’s tax years ended December 31, 2008 through 2013 for the PRC entities remain open for statutory examination by the PRC tax authorities.

A roll-forward of unrecognized tax benefits is as follows:

RMB
Balance as of January 1, 2012	44,451,522
Increases related to current year tax positions	3,128,445

Balance as of December 31, 2012 and January 1, 2013	47,579,967
Increases related to current year tax positions	—

Balance as of December 31, 2013	47,579,967

Balance as of December 31, 2013 (US$)	7,859,651